Investments accounted for using the equity method - Disclosure of ownership percentage and carrying value of investments in joint ventures and associates (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Joint ventures	€ 6,013	€ 6,013	€ 4,561
Associates	2,006	2,006	195
Total joint ventures and associates	8,019	€ 8,019	€ 4,756
Zhejiang Leapmotor Technology Co. Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate		21.30%	0.00%
Associates	€ 1,409	€ 1,409	€ 0
Archer Aviation Inc
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	10.10%	10.10%	0.00%
Associates	€ 112	€ 112	€ 0
Punch Powertrain E-Transmission N.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate		56.00%	39.00%
Associates	172	€ 172	€ 117
Nordex S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate		50.00%	0.00%
Associates	142	€ 142	€ 0
360 Energy S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate		49.50%	0.00%
Associates	105	€ 105	€ 0
Others
Disclosure of joint ventures [line items]
Associates	66	€ 66	€ 78
Finance companies in partnership with SCF
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures	1,977	€ 1,977	€ 2,092
Finance companies in partnership with BNPP PF
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures	1,096	€ 1,096	€ 718
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		37.90%	37.90%
Joint ventures	1,037	€ 1,037	€ 932
StarPlus Energy LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		49.00%	49.00%
Joint ventures	558	€ 558	€ 141
NextStar Energy Inc
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		49.00%	0.00%
Joint ventures	397	€ 397	€ 0
Leasys SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures	339	€ 339	€ 323
Symbio
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		33.30%	0.00%
Joint ventures	230	€ 230	€ 0
Automotive Cells Company SE (“ACC”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		33.30%	33.30%
Joint ventures	155	€ 155	€ 177
Others
Disclosure of joint ventures [line items]
Joint ventures	€ 224	€ 224	€ 178